Segment information - Operating business units (Details) l in Billions			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019 segment Bcf l
Disclosure of operating segments
Number of reportable segments | segment			6
ORYX GTL
Disclosure of operating segments
Interest in joint ventures (as a percent)	49.00%	49.00%
Escravos GTL
Disclosure of operating segments
Interest in associates (as a percent)	10.00%	10.00%
Energy | ORYX GTL
Disclosure of operating segments
Interest in joint ventures (as a percent)			49.00%
Energy | Escravos GTL
Disclosure of operating segments
Interest in associates (as a percent)			10.00%
Energy | South Africa
Disclosure of operating segments
Annual sales of liquid fuels | l			9
Annual sales of natural and methane-rich gas | Bcf			55